Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	SUMMARY		AVERAGE	AVERAGE	VALUE OF INITIAL FIXED $100
	COMPENSATION		SUMMARY	COMPENSATION	INVESTMENT BASED ON:
	TABLE TOTAL	COMPENSATION	COMPENSATION	ACTUALLY		PEER GROUP
	FOR PRINCIPAL	ACTUALLY	TABLE	PAID TO	TOTAL	TOTAL		REAL ESTATE
	EXECUTIVE	PAID TO	TOTAL FOR	NON-PEO	SHAREHOLDER	SHAREHOLDER	NET	FFO
	OFFICER (“PEO”)	PEO	NON-PEO NEOS	NEOS	RETURN	RETURN	INCOME	PER SHARE
YEAR	($)(1)	($)(2)	($)(3)	($)(4)	($)	($)(5)	($ in 000s)(6)	($)(7)
2024	61,394,770	81,595,925	8,896,713	13,401,627	154	124	2,729,021	12.24
2023	15,564,307	22,397,338	3,544,111	5,557,380	121	109	2,617,018	11.78
2022	35,667,783	30,033,524	5,554,461	3,916,326	94	99	2,452,385	11.39
2021	10,475,192	24,351,704	2,512,245	5,726,224	120	114	2,568,707	10.51
2020	8,966,782	2,540,434	2,269,543	1,068,770	61	75	1,277,324	9.14

1.	Represents the amount reported for each of the corresponding years in the “Total” column of the Summary Compensation Table for Mr. Simon, the Company’s CEO.
2.	Represents the amount of “compensation actually paid” to Mr. Simon, as computed in accordance with Item 402(v) of Regulation S- K. This amount does not reflect the total compensation actually realized or received by Mr. Simon. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. This amount is inclusive of LTIP units granted in 2024 under the A&R OPI Program with a full grant date fair value of $46,451,216. This award vests in equal annual installments over a five-year period, subject to the CEO’s continued service through each vesting date. See “Compensation Discussion and Analysis – A&R OPI Program – 2024 OPI Award” on page 54 for additional vesting detail.

EQUITY AWARD ADJUSTMENTS (PEO) (A)
				CHANGE IN FV	CHANGE IN FV
		DEDUCTION FOR		OF AWARDS GRANTED IN	OF AWARDS
		AMOUNTS	INCREASE BASED ON	PRIOR FY THAT	GRANTED IN	INCREASED
		REPORTED UNDER	ASC 718 FV OF	WERE OUTSTANDING	PRIOR FY THAT	BASED ON
		THE “STOCK	AWARDS GRANTED	AND UNVESTED	VESTED IN THE	DIVIDENDS OR
		AWARDS” AND	IN THE APPLICABLE	AS OF APPLICABLE	APPLICABLE FY,	OTHER EARNINGS
		“OPTION AWARDS”	FY THAT REMAIN	FY END DETERMINED	DETERMINED	PAID DURING
		COLUMNS IN THE	UNVESTED AS OF	BASED ON CHANGE	BASED ON CHANGE	APPLICABLE
	PEO	SCT FOR THE	APPLICABLE FY END,	IN ASC 718 FV	IN ASC 718 FV	FY PRIOR	COMPENSATION
	REPORTED	APPLICABLE	DETERMINED AS OF	FROM PRIOR FY END	FROM PRIOR FY END	TO VESTING	ACTUALLY
	SCT TOTAL	FISCAL YEAR	APPLICABLE FY END	TO APPLICABLE FY END	TO VESTING DATE	DATE	PAID TO PEO
YEAR	$	$	$	$	$	$	$
2024	61,394,770	56,451,380	67,538,869	7,161,596	79,529	1,872,542	81,595,925
2023	15,564,307	10,000,259	12,414,635	3,713,735	—	704,920	22,397,338
2022	35,667,783	6,264,867	6,015,020	(5,983,417)	—	599,004	30,033,524
2021	10,475,192	5,458,550	11,239,534	7,526,446	—	569,082	24,351,704
2020	8,966,782	5,942,313	5,928,410	(6,526,984)	—	114,540	2,540,434

(A)	The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2020, 2021, 2022, 2023, and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of the last day of the applicable fiscal year.
3.	Represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Simon) for each of the corresponding years in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for these purposes in each applicable year are as follows:

YEAR	PEO	NEOs included in Average
2024	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2023	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2022	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2021	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Alexander L.W. Snyder
2020	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Alexander L.W. Snyder

4.	Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Simon), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

EQUITY AWARD ADJUSTMENTS (NON-PEO NEOS) (A)
CHANGE IN
FV OF AWARDS
				GRANTED IN PRIOR	CHANGE IN
		DEDUCTION FOR		FY THAT WERE	FV OF AWARDS
		AMOUNTS		OUTSTANDING AND	GRANTED IN
		REPORTED	INCREASE BASED	UNVESTED AS OF	PRIOR FY THAT
		IN THE	ON ASC 718	APPLICABLE	VESTED IN THE	INCREASED
		“STOCK AWARDS”	FAIR VALUE OF	FY END	APPLICABLE FY,	BASED ON
		AND “OPTION	AWARDS GRANTED	DETERMINED	DETERMINED	DIVIDENDS OR
		AWARDS”	IN THE APPLICABLE	BASED ON	BASED	OTHER
	AVERAGE	COLUMNS	FY THAT REMAIN	CHANGE IN	ON CHANGE IN	EARNINGS	AVERAGE
	NON-PEO	IN THE	UNVESTED AS OF	ASC 718 FV FROM	ASC 718 FV	PAID DURING	COMPENSATION
	NEO	SCT FOR THE	APPLICABLE FY END,	PRIOR FY END TO	FROM	APPLICABLE FY	ACTUALLY
	REPORTED	APPLICABLE	DETERMINED AS OF	APPLICABLE	PRIOR FY END	PRIOR TO	PAID TO
	SCT TOTAL	FISCAL YEAR	APPLICABLE FY END	FY END	TO VESTING DATE	VESTING DATE	NON-PEO NEOS
YEAR	$	$	$	$	$	$	$
2024	8,896,713	7,413,520	10,130,558	1,440,208	37,077	310,592	13,401,627
2023	3,544,111	2,187,655	3,309,720	730,780	(3,781)	164,205	5,557,380
2022	5,554,461	1,394,324	980,385	(1,331,445)	(21,541)	128,789	3,916,326
2021	2,512,245	1,301,865	2,680,699	1,666,273	37,789	131,083	5,726,224
2020	2,269,543	1,238,049	1,415,307	(1,343,223)	(70,834)	36,027	1,068,770

5.	The peer group used for this purpose is the following published industry index: FTSE NAREIT Equity Retail Index.
6.	Represents the amount of net income reflected in the Company’s audited financial statements for the applicable year.
7.	Real estate FFO per share is defined on page 52 in our Compensation Discussion and Analysis. GAAP reconciliation of our reported FFO per share to real estate FFO per share for the years 2022, 2023 and 2024 is included in our filed Annual Report on form 10-K for the year ending December 31, 2024 on page 115. Real estate FFO for 2020 and 2021 includes adjustments consistent with those made and reported in our 2024 Form 10-K to diluted FFO.

Company Selected Measure Name	Real estate FFO per share
Named Executive Officers, Footnote
3.	Represents the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Simon) for each of the corresponding years in the “Total” column of the Summary Compensation Table. The names of each of the NEOs included for these purposes in each applicable year are as follows:

YEAR	PEO	NEOs included in Average
2024	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2023	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2022	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Adam J. Reuille
2021	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Alexander L.W. Snyder
2020	David Simon	Brian J. McDade, Steven E. Fivel, John Rulli, and Alexander L.W. Snyder

Peer Group Issuers, Footnote
5.	The peer group used for this purpose is the following published industry index: FTSE NAREIT Equity Retail Index.

PEO Total Compensation Amount	$ 61,394,770	$ 15,564,307	$ 35,667,783	$ 10,475,192	$ 8,966,782
PEO Actually Paid Compensation Amount	$ 81,595,925	22,397,338	30,033,524	24,351,704	2,540,434
Adjustment To PEO Compensation, Footnote
2.	Represents the amount of “compensation actually paid” to Mr. Simon, as computed in accordance with Item 402(v) of Regulation S- K. This amount does not reflect the total compensation actually realized or received by Mr. Simon. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. This amount is inclusive of LTIP units granted in 2024 under the A&R OPI Program with a full grant date fair value of $46,451,216. This award vests in equal annual installments over a five-year period, subject to the CEO’s continued service through each vesting date. See “Compensation Discussion and Analysis – A&R OPI Program – 2024 OPI Award” on page 54 for additional vesting detail.

EQUITY AWARD ADJUSTMENTS (PEO) (A)
				CHANGE IN FV	CHANGE IN FV
		DEDUCTION FOR		OF AWARDS GRANTED IN	OF AWARDS
		AMOUNTS	INCREASE BASED ON	PRIOR FY THAT	GRANTED IN	INCREASED
		REPORTED UNDER	ASC 718 FV OF	WERE OUTSTANDING	PRIOR FY THAT	BASED ON
		THE “STOCK	AWARDS GRANTED	AND UNVESTED	VESTED IN THE	DIVIDENDS OR
		AWARDS” AND	IN THE APPLICABLE	AS OF APPLICABLE	APPLICABLE FY,	OTHER EARNINGS
		“OPTION AWARDS”	FY THAT REMAIN	FY END DETERMINED	DETERMINED	PAID DURING
		COLUMNS IN THE	UNVESTED AS OF	BASED ON CHANGE	BASED ON CHANGE	APPLICABLE
	PEO	SCT FOR THE	APPLICABLE FY END,	IN ASC 718 FV	IN ASC 718 FV	FY PRIOR	COMPENSATION
	REPORTED	APPLICABLE	DETERMINED AS OF	FROM PRIOR FY END	FROM PRIOR FY END	TO VESTING	ACTUALLY
	SCT TOTAL	FISCAL YEAR	APPLICABLE FY END	TO APPLICABLE FY END	TO VESTING DATE	DATE	PAID TO PEO
YEAR	$	$	$	$	$	$	$
2024	61,394,770	56,451,380	67,538,869	7,161,596	79,529	1,872,542	81,595,925
2023	15,564,307	10,000,259	12,414,635	3,713,735	—	704,920	22,397,338
2022	35,667,783	6,264,867	6,015,020	(5,983,417)	—	599,004	30,033,524
2021	10,475,192	5,458,550	11,239,534	7,526,446	—	569,082	24,351,704
2020	8,966,782	5,942,313	5,928,410	(6,526,984)	—	114,540	2,540,434

(A)	The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2020, 2021, 2022, 2023, and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of the last day of the applicable fiscal year.

Non-PEO NEO Average Total Compensation Amount	$ 8,896,713	3,544,111	5,554,461	2,512,245	2,269,543
Non-PEO NEO Average Compensation Actually Paid Amount	$ 13,401,627	5,557,380	3,916,326	5,726,224	1,068,770
Adjustment to Non-PEO NEO Compensation Footnote
(A)	The fair values of unvested and outstanding equity awards to our NEOs were remeasured as of the end of each fiscal year, and as of each vesting date, during the 2020, 2021, 2022, 2023, and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718. For market-based restricted stock units, fair values were estimated using a Monte Carlo simulation model, using assumptions that are consistent with those used at grant. For other performance-based awards, the fair values reflect the probable outcome of the performance vesting conditions as of the last day of the applicable fiscal year.
4.	Represents the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Simon), as computed in accordance with Item 402(v) of Regulation S-K. In accordance with Item 402(v) of Regulation S-K, these amounts reflect “Total” compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

EQUITY AWARD ADJUSTMENTS (NON-PEO NEOS) (A)
CHANGE IN
FV OF AWARDS
				GRANTED IN PRIOR	CHANGE IN
		DEDUCTION FOR		FY THAT WERE	FV OF AWARDS
		AMOUNTS		OUTSTANDING AND	GRANTED IN
		REPORTED	INCREASE BASED	UNVESTED AS OF	PRIOR FY THAT
		IN THE	ON ASC 718	APPLICABLE	VESTED IN THE	INCREASED
		“STOCK AWARDS”	FAIR VALUE OF	FY END	APPLICABLE FY,	BASED ON
		AND “OPTION	AWARDS GRANTED	DETERMINED	DETERMINED	DIVIDENDS OR
		AWARDS”	IN THE APPLICABLE	BASED ON	BASED	OTHER
	AVERAGE	COLUMNS	FY THAT REMAIN	CHANGE IN	ON CHANGE IN	EARNINGS	AVERAGE
	NON-PEO	IN THE	UNVESTED AS OF	ASC 718 FV FROM	ASC 718 FV	PAID DURING	COMPENSATION
	NEO	SCT FOR THE	APPLICABLE FY END,	PRIOR FY END TO	FROM	APPLICABLE FY	ACTUALLY
	REPORTED	APPLICABLE	DETERMINED AS OF	APPLICABLE	PRIOR FY END	PRIOR TO	PAID TO
	SCT TOTAL	FISCAL YEAR	APPLICABLE FY END	FY END	TO VESTING DATE	VESTING DATE	NON-PEO NEOS
YEAR	$	$	$	$	$	$	$
2024	8,896,713	7,413,520	10,130,558	1,440,208	37,077	310,592	13,401,627
2023	3,544,111	2,187,655	3,309,720	730,780	(3,781)	164,205	5,557,380
2022	5,554,461	1,394,324	980,385	(1,331,445)	(21,541)	128,789	3,916,326
2021	2,512,245	1,301,865	2,680,699	1,666,273	37,789	131,083	5,726,224
2020	2,269,543	1,238,049	1,415,307	(1,343,223)	(70,834)	36,027	1,068,770

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs Company Total Shareholder Return and Peer Group Shareholder Return
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs Real Estate FFO per share
Total Shareholder Return Vs Peer Group	Compensation Actually Paid vs Company Total Shareholder Return and Peer Group Shareholder Return
Tabular List, Table

The table below represents the most important financial performance measures used by the Company to link compensation actually paid to our NEOs to Company performance for fiscal year ended December 31, 2024, as discussed further in our Compensation Discussion and Analysis.

Real Estate FFO
Absolute TSR
EBITDA

Total Shareholder Return Amount	$ 154	121	94	120	61
Peer Group Total Shareholder Return Amount	124	109	99	114	75
Net Income (Loss)	$ 2,729,021,000	$ 2,617,018,000	$ 2,452,385,000	$ 2,568,707,000	$ 1,277,324,000
Company Selected Measure Amount | $ / shares	12.24	11.78	11.39	10.51	9.14
PEO Name	David Simon
LTIP units grant date fair value included in PEO compensation actually paid	$ 46,451,216
Vesting period of PEO LTIP units	5 years
Measure:: 1
Pay vs Performance Disclosure
Name	Real Estate FFO
Non-GAAP Measure Description
7.	Real estate FFO per share is defined on page 52 in our Compensation Discussion and Analysis. GAAP reconciliation of our reported FFO per share to real estate FFO per share for the years 2022, 2023 and 2024 is included in our filed Annual Report on form 10-K for the year ending December 31, 2024 on page 115. Real estate FFO for 2020 and 2021 includes adjustments consistent with those made and reported in our 2024 Form 10-K to diluted FFO.

Measure:: 2
Pay vs Performance Disclosure
Name	Absolute TSR
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (56,451,380)	$ (10,000,259)	$ (6,264,867)	$ (5,458,550)	$ (5,942,313)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,538,869	12,414,635	6,015,020	11,239,534	5,928,410
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,161,596	3,713,735	(5,983,417)	7,526,446	(6,526,984)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	79,529
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,872,542	704,920	599,004	569,082	114,540
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,413,520)	(2,187,655)	(1,394,324)	(1,301,865)	(1,238,049)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,130,558	3,309,720	980,385	2,680,699	1,415,307
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,440,208	730,780	(1,331,445)	1,666,273	(1,343,223)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	37,077	(3,781)	(21,541)	37,789	(70,834)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 310,592	$ 164,205	$ 128,789	$ 131,083	$ 36,027